Leases - Schedule of Maturity of Lease Liabilities Under Operating Leases (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturity of Lease Liabilities Under Operating Leases [Abstract]
2025	$ 619,552	$ 589,269
2026	157,878	606,352
2027		624,037
Total lease payments	1,379,450	1,819,658
Less: imputed interest	(78,159)	(135,044)
Present value of lease liabilities	$ 1,301,291	$ 1,684,614	$ 2,172,309